[USAA]                        USAA TAX EXEMPT FUND, INC.
[EAGLE]
[LOGO]
             Short-Term Fund                   California Bond Fund
             Intermediate-Term Fund            New York Bond Fund
             Long-Term Fund                    Virginia Bond Fund

                       SUPPLEMENT DATED FEBRUARY 28, 2001
                           TO EACH FUND'S PROSPECTUS
                              DATED AUGUST 1, 2000

The distribution of the net capital gains for the above funds has been changed to reflect the following:

        Ordinarily, any net capital gain distribution will be paid in December.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                      37992-0201